Fair Value Measurements (Tables)	3 Months Ended
Jan. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)				As at
	January 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$256,953	$248,135	$256,362	$244,523
Other debt securities	82,753	79,701	86,412	81,913
Total debt securities at amortized cost, net of allowance for credit losses	339,706	327,836	342,774	326,436
Total loans, net of allowance for loan losses	836,681	823,492	831,043	810,912
Total financial assets not carried at fair value	$1,176,387	$1,151,328	$1,173,817	$1,137,348

FINANCIAL LIABILITIES
Deposits	$1,220,551	$1,212,881	$1,229,970	$1,218,552
Securitization liabilities at amortized cost	14,813	14,284	15,072	14,366
Subordinated notes and debentures	11,338	11,143	11,290	10,853
Total financial liabilities not carried at fair value	$1,246,702	$1,238,308	$1,256,332	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2022	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at January 31 2023	Change in unrealized gains (losses) on instruments still held 5
Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$49	$9	$–	$14	$(15)	$35	$(7)	$85	$2

Equity securities	–	–	–	–	–	–	–	–	–

49	9	–	14	(15)	35	(7)	85	2
Non-trading financial assets at fair value through profit or loss
Securities	845	43	–	42	(3)	–	–	927	32

Loans	–	–	–	–	–	–	–	–	–

845	43	–	42	(3)	–	–	927	32

Financial assets at fair value through other comprehensive income
Other debt securities	60	–	7	–	(4)	–	–	63	–

Equity securities	2,477	–	(22)	824	(39)	–	–	3,240	(22)
$2,537	$–	$(15)	$824	$(43)	$–	$–	$3,303	$(22)

FINANCIAL LIABILITIES

Trading deposits 6	$(416)	$(12)	$–	$(59)	$4	$(3)	$–	$(486)	$(11)
Derivatives 7
Interest rate contracts	(156)	(24)	–	–	16	–	–	(164)	(9)
Foreign exchange contracts	4	(3)	–	–	–	–	1	2	(1)
Equity contracts	(59)	29	–	–	2	(2)	(21)	(51)	8

Commodity contracts	27	29	–	–	(51)	–	–	5	(8)

(184)	31	–	–	(33)	(2)	(20)	(208)	(10)

Financial liabilities designated at fair value through profit or loss	(44)	50	–	(60)	32	–	–	(22)	50

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

Fair value as at November 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at January 31 2022	Change in unrealized gains (losses) on instruments still held 5
Included in income	1	Included in OCI	2,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$6	$–	$–	$2	$(2)	$11	$–	$17	$–

Equity securities	33	–	–	–	(33)	–	–	–	–

39	–	–	2	(35)	11	–	17	–
Non-trading financial assets at fair value through profit or loss
Securities	760	36	–	88	(7)	–	(4)	873	33

Loans	3	–	–	–	–	–	–	3	–

763	36	–	88	(7)	–	(4)	876	33

Financial assets at fair value through other comprehensive income
Other debt securities	64	–	–	–	(1)	–	–	63	–

Equity securities	1,609	–	1	10	40	–	–	1,660	1
$1,673	$–	$1	$10	$39	$–	$–	$1,723	$1

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$(10)	$–	$(28)	$1	$(8)	$3	$(183)	$(11)
Derivatives 7
Interest rate contracts	(88)	(3)	–	–	2	–	–	(89)	–
Foreign exchange contracts	7	(3)	–	–	–	–	–	4	(1)
Equity contracts	(82)	(11)	–	–	(1)	(1)	5	(90)	(12)

Commodity contracts	31	22	–	–	(8)	–	–	45	22

(132)	5	–	–	(7)	(1)	5	(130)	9

Financial liabilities designated at fair value through profit or loss	(76)	8	–	(71)	92	–	–	(47)	8

Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $31 million (January 31, 2022 – $58 million; October 31, 2022/November 1, 2022 – $50 million; October 31, 2021/November 1, 2021 – $47 million) and derivative liabilities of $
239

million (January 31, 2022 – $
188
 million; October 31, 2022/November 1, 2022 – $234 million; October 31, 2021/November 1, 2021 – $179 million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at January 31, 2023 and October 31, 2022.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	January 31, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt

Federal	$83	$9,105	$–	$9,188	$620	$9,042	$–	$9,662
Provinces	–	7,470	–	7,470	–	7,706	–	7,706
U.S. federal, state, municipal governments, and agencies debt	2	23,043	–	23,045	2	23,466	–	23,468
Other OECD 2 government-guaranteed debt	–	7,277	–	7,277	–	8,341	–	8,341
Mortgage-backed securities	–	2,269	–	2,269	–	2,109	–	2,109
Other debt securities
Canadian issuers	–	6,112	–	6,112	–	6,604	–	6,604
Other issuers	–	12,940	85	13,025	–	12,344	49	12,393
Equity securities	58,260	23	–	58,283	44,424	32	–	44,456
Trading loans	–	13,816	–	13,816	–	11,749	–	11,749
Commodities	12,485	1,103	–	13,588	16,084	1,149	–	17,233

Retained interests	–	4	–	4	–	5	–	5

	70,830	83,162	85	154,077	61,130	82,547	49	143,726
Non-trading financial assets at fair value through profit or loss
Securities	229	5,758	927	6,914	228	6,608	845	7,681

Loans	–	3,193	–	3,193	–	3,265	–	3,265

	229	8,951	927	10,107	228	9,873	845	10,946
Derivatives
Interest rate contracts	103	19,730	–	19,833	167	23,699	–	23,866
Foreign exchange contracts	23	51,756	3	51,782	35	72,006	5	72,046
Credit contracts	–	85	–	85	–	56	–	56
Equity contracts	–	3,765	–	3,765	4	4,303	–	4,307

Commodity contracts	744	3,114	28	3,886	634	2,919	45	3,598

	870	78,450	31	79,351	840	102,983	50	103,873
Financial assets designated at fair value through profit or loss

Securities 1	–	5,404	–	5,404	–	5,039	–	5,039

	–	5,404	–	5,404	–	5,039	–	5,039

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	18,360	–	18,360	–	16,368	–	16,368
Provinces	–	20,899	–	20,899	–	20,240	–	20,240
U.S. federal, state, municipal governments, and agencies debt	–	11,212	–	11,212	–	11,559	–	11,559
Other OECD government-guaranteed debt	–	1,524	–	1,524	–	1,682	–	1,682
Mortgage-backed securities	–	1,315	–	1,315	–	1,033	–	1,033
Other debt securities
Asset-backed securities	–	4,093	–	4,093	–	4,440	–	4,440
Corporate and other debt	–	8,189	63	8,252	–	8,621	60	8,681
Equity securities	924	2	3,240	4,166	840	2	2,477	3,319

Loans	–	1,973	–	1,973	–	2,353	–	2,353

	924	67,567	3,303	71,794	840	66,298	2,537	69,675

Securities purchased under reverse repurchase agreements	–	7,996	–	7,996	–	7,450	–	7,450

FINANCIAL LIABILITIES

Trading deposits	–	24,483	486	24,969	–	23,389	416	23,805
Derivatives
Interest rate contracts	102	16,032	164	16,298	112	19,010	156	19,278
Foreign exchange contracts	25	45,936	1	45,962	23	62,378	1	62,402
Credit contracts	–	299	–	299	–	152	–	152
Equity contracts	–	5,889	51	5,940	–	5,804	59	5,863

Commodity contracts	313	3,340	23	3,676	234	3,186	18	3,438

	440	71,496	239	72,175	369	90,530	234	91,133

Securitization liabilities at fair value	–	11,940	–	11,940	–	12,612	–	12,612

Financial liabilities designated at fair value through profit or loss	–	186,016	22	186,038	–	162,742	44	162,786

Obligations related to securities sold short 1	2,616	44,095	–	46,711	2,909	42,596	–	45,505

Obligations related to securities sold under repurchase agreements	–	5,255	–	5,255	–	9,509	–	9,509

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2	Organisation for Economic Co-operation and Development (OECD).